POST-EMPLOYMENT BENEFITS (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Current post-employment benefits	$ 120	$ 150
Noncurrent post-employment benefits	1,241	2,108
Total post-employment benefits	1,361	2,258
Accrued Benefit Obligation
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Total post-employment benefits	$ 1,361	$ 2,258